POST-EMPLOYMENT OBLIGATIONS (Details 8) R$ in Millions	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	R$ 301
Increase of one year in the mortality table	(306)
Reduction of 1% in the discount rate	1,407
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	247
Increase of one year in the mortality table	(251)
Reduction of 1% in the discount rate	982
Health plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	53
Increase of one year in the mortality table	(54)
Reduction of 1% in the discount rate	418
Dental plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	1
Increase of one year in the mortality table	(1)
Reduction of 1% in the discount rate	R$ 7